Harbor AlphaEdge Small Cap Earners ETF - EBIT Investment Strategy - Harbor AlphaEdge Small Cap Earners ETF - EBIT	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs an indexing (or “passive”) investment approach designed to track the performance of the Index, which is constructed by Harbor Capital Advisors, Inc. (“Harbor Capital”, the “Advisor” or the “Index Provider”) in accordance with a proprietary, rules-based methodology. The Fund invests at least 80% of its total assets in securities that are included in the Index. The Index is designed to deliver exposure to equity securities of small cap U.S. companies that are profitable, or “small cap earners,” based on the Index Provider’s methodology. Constituents of the Russell 2000® Index, which intends to track the performance of 2,000 U.S. small-cap equities, including real estate investment trusts (“REITs”), based on free float market capitalization at the time of Index reconstitution are eligible for inclusion in the Index (the “Index Universe”). All companies in the Index Universe that are “profitable” at the time of the Index reconstitution based on the Index Provider’s methodology are included in the Index. The Index Provider uses operating margin to determine profitability. Operating margin is one of several ways to measure a company’s profitability and is calculated by dividing a company’s operating income (or earnings) by its sales (or revenues). The Index Provider considers companies with operating margin of greater than or equal to 1%, measured using two calculations for the prior 12 quarters, to be profitable. Specifically, the Index Provider considers a company to be profitable where it meets both of the following profitability criteria: (1) median trailing 12-month operating margin over the prior 12 quarters greater than or equal to 1%; and (2) aggregate operating margin over the prior 12 quarters greater than or equal to 1%. Each Index constituent is weighted by profitability relative to other Index constituents over the trailing three-year period. As of December 31, 2025, the largest market capitalization in the Index Universe was $31.29 billion and the median market capitalization in the Index Universe was $987 million. The market capitalization range of the Index Universe is expected to change frequently. The Index has been created by Harbor Capital and is calculated, published and distributed by Solactive AG (“Solactive”). The Index is reconstituted and rebalanced twice annually in accordance with the methodology. The Fund will concentrate its investments in a particular industry or group of industries from time to time to approximately the same extent that the Index concentrates in an industry or group of industries. The Index and, therefore, the Fund may also from time to time have significant exposure to particular sectors. As of December 31, 2025, the Index has significant exposure to the financials sector. The constituents of the Index, including the number of constituents and the degree to which these constituents represent certain sectors, industries, or groups of industries may change over time. The Index Provider determines whether an issuer is a U.S. issuer by reference to the Russell 2000® Index methodology. For purposes of that methodology, an issuer is deemed to be a U.S. issuer if it is incorporated in, has a stated headquarters in, and trades in the U.S.; if any of these do not match, the methodology provides for consideration of certain additional factors. The Advisor uses a representative sampling indexing approach to attempt to approximate, before fees and expenses, the investment performance of the Index. The Fund will invest in a representative sample of securities with an investment profile, collectively, similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund may also seek exposure to the Index through investments in Harbor AlphaEdge Small Cap Earners ETF, which also tracks the Index. The Fund does not take temporary defensive positions when markets decline or appear overvalued.